Income Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expenses

The current and deferred portions of the income tax expenses included in the unaudited condensed consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended March 31,
	2026	2025	2024

Current taxes
Macau–over-provision in prior year	$-	$(19,147)	$(24,937)
PRC	104,169	187,587	33,901
Deferred taxes	632	(1,563)	11
Income tax expenses	$104,801	$166,877	$8,975

Schedule of Reconciliation of Statutory Income Tax Rate

A reconciliation of the difference between the expected income tax expense computed at Macau statutory tax rate of 12% and the Company’s reported income tax expense is shown in the following table:

	For the Six Months Ended March 31,
	2026	2025	2024

(Loss) income before income taxes	$(673,139)	$956,268	$(148,850)
Applicable income tax rate	12%	12%	12%
Income tax expense at applicable income tax rate	$(80,776)	$114,752	$(17,862)
Non-taxable income	(208)	-	-
Tax losses not expected to be utilized (1)	90,145	(650)	26,554
Tax effect of overseas withholding tax (2)	15,770	20,469	33,901
Over-provision in prior years (3)	-	(19,147)	(29,817)
Change in valuation allowance	79,870	52,584	-
Tax effect of tax allowance	-	(1,131)	(3,801)
Income tax expense	$104,801	$166,877	$8,975

(1)	Losses not expected to be utilized for the six months ended March 31, 2026 and 2025 mainly represented expenses incurred by the Company. For the six months ended March 31, 2024, these expenses were mainly incurred by the Company and ZGCL Macau. As the Company did not conduct substantive revenue-generating operations during the relevant periods, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable tax laws. ZGCL Macau was group B taxpayer prior to January 1, 2024, and the losses before January 1, 2024 was not allowed to carry forward to offset taxable income in future years under the applicable tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

(2)	The tax effect of overseas withholding tax results in a higher effective tax rate compared to the local statutory tax rate in Macau. This difference arises because the withholding tax is applied to the gross income, while the local statutory tax rate is applied to the net income after deducting relevant expenses.

(3)	The over-provision in prior years mainly resulted from a different tax period of a subsidiary. Losses recognized by the subsidiary subsequent to the Group’s reporting year were used to offset the profit generated by the subsidiary in its tax year, reducing the actual tax amount incurred.

Schedule of Reconciliation of Effective Tax Rate

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the six months ended March 31, 2026, 2025 and 2024:

	For the Six Months Ended March 31,
	2026	2025	2024

Applicable income tax rate	12.0%	12.0%	12.0%
Non-taxable income	-	-	-
Tax losses not expected to be utilized	(13.4)%	(0.1)%	(17.8)%
Tax effect on overseas withholding tax	(2.3)%	2.1%	(22.8)%
Tax effect on over-provision in prior years	-%	(2.0)%	20.0%
Tax effect on change in valuation allowance	(11.8)%	5.5%	-%
Tax effect on tax allowance	-%	(0.1)%	2.6%
Effective tax rate	(15.5)%	17.4%	(6.0)%

Schedule of Deferred Tax Assets

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of
	March 31, 2026		September 30, 2025
Deferred tax assets:	$		$
Operating lease liabilities		4,731		8,789
Depreciation and amortization		513		959
Net operating loss carryforward		194,774		116,333
Less: valuation allowances		(194,774)		(116,333)
Total deferred tax assets		5,244		9,748

Deferred tax liabilities:
ROU assets		(4,446)		(8,314)
Total deferred tax liabilities		(4,446)		(8,314)

Deferred tax assets, net		$798		$1,434

Schedule of Movement of Valuation Allowance

Movement of the Company’s valuation allowance against deferred tax assets is as follows:

	As of
	March 31, 2026	September 30, 2025

Balance at beginning of the period/ year	$116,333	$9,236
Increase recognized in the income statement	79,870	106,950
Foreign exchange difference	(1,429)	147
Balance at end of the period/ year	$194,774	$116,333